Operating Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 24,731
2026	30,155
2027	30,540
2028	30,546
2029	30,300
Thereafter	58,402
Total undiscounted lease payments	204,674
Less: imputed interest	(41,164)
Total operating lease liabilities	$ 163,510